Financial instruments (Tables)	9 Months Ended
Sep. 30, 2026
Financial Instruments [Abstract]
Schedule of financial assets
Financial assets by category as of September 30, 2026 and December 31, 2025 are as follows (in thousands):

	September 30, 2026
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$483,448
Short-term investments	—	98,633
Accounts receivable, net	—	40,274
Accrued income	—	33
Total	$—	$622,388
Non-current assets
Financial assets at fair value through profit or loss	397	—
Total	$397	$—

	December 31, 2025
	Financial assets at fair value through profit or loss	Financial assets measured at amortized cost
Current assets
Cash and cash equivalents	$—	$388,891
Short-term investments	—	101,142
Accounts receivable, net	—	32,017
Accrued income	—	948
Financial assets at fair value through profit or loss	45	—
Total	45	522,998
Non-current assets
Financial assets at fair value through profit or loss	437	—
Total	$437	$—

Schedule of financial liabilities
Financial liabilities by category as of September 30, 2026 and December 31, 2025 are as follows (in thousands):

	September 30, 2026
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$4,430
Accrued expenses (1)	—	14,905
Current lease liabilities	—	2,168
Total	$—	$21,503
Non-current liabilities
Non-current lease liabilities	—	2,953
Long-term borrowings with related party	—	36,808
Total	$—	$39,761

(1)Exclude payroll liabilities that should be paid to employees such as annual leave allowance.

	December 31, 2025
	Financial liabilities at fair value through profit or loss	Financial liabilities measured at amortized cost
Current liabilities
Accounts payable	$—	$8,716
Accrued expenses (1)	—	12,947
Current lease liabilities	—	1,444
Current portion of borrowings with related party	—	34,846
Total	$—	$57,953
Non-current liabilities
Non-current lease liabilities	—	3,309
Total	$—	$3,309
(1)Exclude payroll liabilities that should be paid to employees such as annual leave allowance.

Schedule of fair value measurements of assets
Fair value hierarchy classifications of the financial assets that are measured at fair value disclosed in fair value as of September 30, 2026 and December 31, 2025 are as follows (in thousands):

	September 30, 2026
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$—	$397	$397

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Financial assets and liabilities at fair value through profit or loss
Financial assets	$—	$45	$437	$482

Schedule of valuation techniques and inputs for fair value measurements
The valuation techniques and inputs used for fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of September 30, 2026 and December 31, 2025 are as follows (in thousands):

	September 30, 2026	December 31, 2025	Level	Valuation techniques
Capital contribution to cooperatives	$397	$437	3	Market-based fair value approach
Derivative instruments (Money Market Trust)	$—	$45	2	Discounted Cash Flow Method

Schedule of net gains of losses by category of financial instruments	Net gains or losses by category of financial instruments
Net gains or losses by category of financial instruments for the three and nine months ended September 30, 2026 and 2025 are as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2026	2025	2026	2025
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	$—	$18	$—	$18
Unrealized gain on foreign currency	—	110	—	110
Loss on valuation of financial assets	(7)	15	(61)	(6)
Gains (losses) on disposal of financial assets	9	—	661	—
Sub-total	$2	$143	$600	$122
Financial assets at amortized cost
Interest income	4,753	4,212	13,419	12,126
Gain on foreign currency transactions	307	83	3,337	361
Unrealized gain on foreign currency	(3,325)	126	574	256
Loss on foreign currency transactions	(5,454)	(721)	(5,771)	(2,161)
Unrealized loss on foreign currency	(3,967)	1,276	(3,995)	(445)
Sub-total	$(7,686)	$4,976	$7,564	$10,137
Total	$(7,684)	$5,119	$8,164	$10,259
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	$—	$1,987	$—	$(875)
Loss on disposal of financial liabilities	$—	$(426)	$—	$(426)
Sub-total	$—	$1,561	$—	$(1,301)
Financial liabilities at amortized cost
Interest expense	(489)	(510)	(1,434)	(1,423)
Gain on foreign currency transactions	20	(24)	23	—
Unrealized gain on foreign currency	8	—	8	—
Loss on foreign currency transactions	(62)	(9)	(65)	(46)
Unrealized loss on foreign currency	$2	$—	$—	$—
Sub-total	$(521)	$(543)	$(1,468)	$(1,469)
Total	$(521)	$1,018	$(1,468)	$(2,770)